Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Undiscounted Cash Payment Obligations for Its Non-Cancelable Lease Liabilities

The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:

2025	$47,655
2026	66,084
2027	68,724
2028	71,472
2029	74,328
Total undiscounted cash payments	328,263
Less interest	(43,057)
Present value of payments	$285,206

The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:

2025	$63,540
2026	63,540
2027	63,540
2028	63,540
2029	63,540
Total undiscounted cash payments	317,700
Less interest	(42,444)
Present value of payments	$275,256